Subsequent Events - Additional Information (Detail) - Jun. 29, 2018 - Senior Secured Term Loan [Member] $ in Millions, $ in Millions	USD ($)	CAD ($)
Subsequent Event [Line Items]
Long-term senior secured term loan	$ 9.7	$ 12.5
Crystal Financial LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term senior secured term loan	$ 9.7	$ 12.5